April 30, 2006


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: BlackRock Pacific Fund, Inc.
Post-Effective Amendment No. 41 to the
Registration Statement on Form N-1A
(Securities Act File No. 2-56978, Investment
Company Act File No. 811-2661)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the
Securities Act of 1933, as amended (the "1933
Act"), BlackRock Pacific Fund, Inc. (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of
Additional Information that would have been filed pursuant to Rule 497(c) under the 1933
Act would not have differed from that contained in Post-Effective Amendment No. 41 to the
Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment
No. 41 to the Fund's Registration Statement on
Form N-1A was filed electronically with the Securities and Exchange Commission on
April 26, 2006.

Sincerely,

BlackRock Pacific Fund, Inc.

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Secretary of Fund